Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions			6 Months Ended
	Jul. 16, 2018 USD ($)	Jul. 01, 2018	Jun. 30, 2018 USD ($) $ / oz $ / ozt $ / lb oz lb
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required | $ / ozt			20
Maximum market price of silver on a per ounce basis before top up payment is capped | $ / oz			40
San Dimas [member] | Gold interests [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Percentage of silver production to be converted to gold and purchased			25.00%
Gold to silver exchange ratio			70
Gold to silver price ratio minimum limit for revisiting stated exchange rate			50
Gold to silver price ratio maximum limit for revisiting stated exchange rate			90
Exchange ratio to be fixed when price ratio reach minimum limit for six months			50
Exchange ratio to be fixed when price ratio reach maximum limit for six months			90
Gold to silver exchange ratio, description			If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
Antamina [member] | Silver interests [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered			20.00%
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract			40 years
Minto [member] | Gold interests [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of copper before Minto top up payment is required | $ / lb			2.5
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate			15.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage | oz			90,000,000
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered			20.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | $ / oz			4.35
Percentage of production to be purchased			100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz			1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce			50.00%
Purchase commitments percentage			50.00%
Minimum market price of silver on a per ounce basis before top up payment is required | $ / oz			20
Per Ounce Cash Payment			8.85
Maximum top up payment | $ / oz			10
Price cap on a per ounce basis | $ / oz			18.85
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			33.75%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			5.90
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz			9.9
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Silver [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			6.77
Area of drilling completed level 1			10,000
Area of drilling completed level 2			20,000
Area of drilling completed level 3			30,000
Top up payment on a per ounce basis - level 1			2.50
Top up payment on a per ounce basis - level 2			5.00
Top up payment on a per ounce basis - level 3			7.00
Area of drilling completed		10,000
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			4.18
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Period that payable rates are fixed			2 years
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Attributable Payable Production to be Purchased after stream percentage reduction			66.67%
Per Ounce Cash Payment			5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Attributable Payable Production to be Purchased after stream percentage reduction			66.67%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz			5,600,000
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Per Ounce Cash Payment			600
Gold [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Gold [member] | Constancia deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries			55.00%
Gold [member] | Pampacancha deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries			70.00%
The end of fixed rate recoveries | oz			265,000
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Fixed rate gold recoveries			55.00%
Per Ounce Cash Payment			400
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz			550
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Gold [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Number of ounces to be delivered before sharing mechanism applies | oz			30,000
Attributable Payable Production to be Purchased there after			50.00%
Per Ounce Cash Payment			322
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Attributable Payable Production to be Purchased after stream percentage reduction			16.67%
Per Ounce Cash Payment			450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Attributable Payable Production to be Purchased after stream percentage reduction			66.67%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz			51,000
Gold [member] | Acquisition of New Precious Metal Purchase Agreement [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production	100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Balance of upfront cash deposit required for price change to take place	$ 0
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			4.50%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Palladium [member] | Acquisition of New Precious Metal Purchase Agreement [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000
Percentage of production to be purchased after second step down	1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%
Balance of upfront cash deposit required for price change to take place	$ 0
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			42.40%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Balance of upfront cash deposit required for percentage entitlement step down to take place			$ 0
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb			31
Percentage of metal production at the mine which WPM is entitled to after step down			21.20%
Cobalt [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%
Cobalt [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			0.00%